Goodwill, Net	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill, net

(7) Goodwill, net

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2021 and 2022 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of December 31, 2021	131,977	21,137	153,114
Addition in 2022	128	—	128
Accumulated impairment loss as of December 31, 2021 and 2022	(22,108)	(21,137)	(43,245)
Net as of December 31, 2021	109,869	—	109,869
Net as of December 31, 2022	109,997	—	109,997

The Group performed annual impairment analysis as of the balance sheet date. No impairment loss was recognized in goodwill for the years ended December 31, 2020, 2021 and 2022.